UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                  DATE OF FISCAL YEAR END:  DECEMBER 31, 2013

                  DATE OF REPORTING PERIOD:  DECEMBER 31, 2013

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2013


                                                 THE ADVISORS' INNER CIRCLE FUND



                                                               [GRAPHIC OMITTED]



                                                 HARVEST FUNDS INTERMEDIATE BOND

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  5
Statement of Assets and Liabilities ......................................... 12
Statement of Operations ..................................................... 13
Statement of Changes in Net Assets .......................................... 14
Financial Highlights ........................................................ 15
Notes to Financial Statements ............................................... 17
Report of Independent Registered Public Accounting Firm ..................... 31
Disclosure of Fund Expenses ................................................. 32
Trustees and Officers of the Advisors' Inner Circle Fund .................... 34
Notice to Shareholders ...................................................... 40








The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW

Harvest Funds Intermediate Bond ('the Fund") was launched on February 27, 2013. For the period ended December 31, 2013, both Class A Shares and Institutional Class Shares of the Fund provided a total return of 6.09%, exceeding both the JP Morgan Chase Asian Credit Index China (JACI China) and Hong Kong (JACI HK) sub-index returns of 0.34% and -0.21%, respectively.

The relatively short duration (around 3.5 years), balanced exposure to investment grade (~65%) and high yield (~35%) fixed income securities as well as modest exposure to the more stable CNH (Renminbi traded on the Hong Kong market) bond market (~20%) were crucial factors behind the relatively stable return since the Fund's inception.

We also maintained a diversified sector allocation in the Fund, focused primarily in good quality and liquid credits, and at the same time, avoided most of the long dated high yield credits and sovereign bonds which were the underperformers in the recent market correction.

MARKET REVIEW

It has been a roller-coaster year for the Asian Bond market. 2013 started off strongly with new issuances easily absorbed into the market. The Federal Reserve (Fed) tapering talks and a sharp tightening in interbank liquidity in China have prompted the worst selloff in the Asian bond market since 2008 -- 10-Year U.S. Treasury rose over 100 basis points and the JP Morgan Chase Asia Credit Index (JACI Index) lost 7.6% from the peak achieved in May. The Global markets subsequently recovered as the Fed postponed tapering of quantitative easing (QE), global growth showed a pick-up with China outperforming other Asian countries, and the Bank of Japan pumped up its QE program. Meanwhile, emerging market Central Bank intervention has helped support Asian local currencies. All these factors help stabilized the credit market. As a result, JACI Index recovered somewhat and ended the year with -1.4% return while JACI China Index returned 1.07% .

Over 2013, China High Grade spread was relatively unchanged, while JACI Investment Grade Index's spread tightened by 15 basis points. For High yield sector, China real estate posted a return of 7.4% and China Industrial posted 1.8%, while JACI Non-Investment Grade Index returned 1.97% .

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

China's fourth quarter of 2013 macroeconomic data has been in expansion territory with both official and HSBC Purchasing Managers Index (PMI) data above 50 since August. The 2013 GDP grew at 7.7% in line with market expectations and is above the official growth target of 7.5% . The property sector is expected to be largely stable in 2014, supported by the fact that 1) balance sheet liquidity of developers in general remains adequate in 2014, despite active land acquisitions in 2013, and 2) projected contracted sales will remain solid (20% y/y growth expected by most developers) albeit down from 35% achieved in 2013. The market's main focus was on the reform measures introduced at China's Third Plenum of the 18th Central Committee of the Community Party which was held in mid-November which provided a positive boost to investor confidence and market sentiment.

Despite onshore China's interbank liquidity tightened as part of the Chinese Government's intention to go through deleveraging and capacity reduction process there has been limited impact to offshore Renminbi (RMB) bond yields especially with the support of continued CNY appreciation trend. In addition, Premier Li has signaled that he wants to reduce the state's involvement in the economy and the financial system, with the government allowing trial convertibility of RMB in the Shanghai free-trade zone, increasing of RMB's reference rate and widening of trading band, for example. Deregulation, liberalization, and internationalization of the RMB, are high on China's reform agenda which could in turn provide a supportive environment for the CNH and Dim Sum bond market.

OUTLOOK ON MARKET

While there are a few challenges facing the market -- rising U.S. Treasury yield, currency volatility, rising leverage in China, and a heavy election calendar --we believe the economic backdrop should remain relatively supportive for credits and are of the view that Asia will remain one of the fastest growing regions with expected GDP growth around 6% in 2014. Another supporting factor is that the Asia high yield default rate should remain at the lower end as issuers proactively manage their capital structure and extend debt maturity profile when offshore liquidity remains abundant. Overall, valuation of Chinese credits, both CNH and USD, are still attractive relative to other Asian countries, and may continue to provide a decent return for 2014 amid a mild economic backdrop.

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              DECEMBER 31, 2013
--------------------------------------------------------------------------------

FUND POSITIONING

We remain constructive on Asian credits, especially on the Chinese credits, in the medium term, as China's policy makers have begun the balancing act of reforming the economy and at the same time, ensuring economic growth. The rising U.S. Treasury yields could continue to be a headwind in the near to medium term, which is likely to pressure bond prices, especially those with long-tenor. Our preference is to stay at the shorter-end of the maturity curve and maintain a lower duration level. We will also selectively add EM credits that provide values over Asia due to the outperformance of the latter in the past few months.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE AFFECT ON DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASED VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS THAT CHANGES IN THE MARKET VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

THE HARVEST FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY WHICH IS NOT AFFILIATED WITH HARVEST GLOBAL INVESTMENTS LIMITED, THE INVESTMENT ADVISER FOR THE FUND.

                       DEFINITION OF COMPARATIVE INDICES

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds. The Fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              DECEMBER 31, 2013
--------------------------------------------------------------------------------
GROWTH OF $10,00INVESTMENT
--------------------------------------------------------------------------------
                                                   TOTAL RETURN* FOR THE PERIOD
                                                      ENDED DECEMBER 31, 2013
                                                  Cumulative Inception To Date**
--------------------------------------------------------------------------------
Institutional Class Shares                                   6.09%
--------------------------------------------------------------------------------
Class A Shares with sales charge                             1.62%
--------------------------------------------------------------------------------
Class A Shares without sales charge                          6.09%
--------------------------------------------------------------------------------
50/50 Hybrid consisting of JPMorgan
  Asia Credit Index,China Total Return
  Index and JPMorgan Asia Credit Index,
  Hong Kong Total Return Index                               0.07%
--------------------------------------------------------------------------------
JPMorgan Asia Credit Index, China Total
  Return Index                                               0.34%
--------------------------------------------------------------------------------
JPMorgan Asia Credit Index, Hong Kong
  Total Return Index                                        -0.21%
--------------------------------------------------------------------------------



                  [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]



Initial Investment Date                                  2/27/13       Dec 13
--------------------------------------------------------------------------------
Harvest Intermediate Bond Fund, Institutional Shares     $10,000       $10,609
Harvest Intermediate Bond Fund, A Shares                  $9,575       $10,162
50/50 Hybrid                                             $10,000       $10,007
JP Morgan Asia Credit Index, Hong Kong                   $10,000        $9,979
JP Morgan Asia Credit Index, China                       $10,000       $10,034


* IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

** COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. FOR PERFORMANCE FOR THE MOST RECENT MONTH END PLEASE CALL1-855-573-6994. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE PROSPECTUS DATED JANUARY 31, 2013, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM EXCEEDING 0.88% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS UNTIL APRIL 30, 2014. IN THE ABSENCE OF CURRENT FEE WAIVERS TOTAL RETURNS WOULD BE REDUCED. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER.

PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+:

24.0% Bank & Financial
23.3% Property
12.7% Utilities
11.6% Consumer
9.1% Industrial
6.0% Conglomerate
5.2% Construction, Materials, Equipment and Cement
3.3% Short-Term Investment
3.0% Energy
1.8% Sovereign & Quasi

+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 88.4%
--------------------------------------------------------------------------------



                                                 FACE AMOUNT(1)        VALUE
AUSTRALIA -- 1.7%
     National Australia Bank
          Callable 09/24/2016 @ $100
          8.000%, 09/29/2049 (A)                    300,000          $   335,170
                                                                     -----------
CHINA -- 58.4%
     Baidu Inc
          3.500%, 11/28/2022                        450,000              413,359
     Big Will Investments MTN
          10.875%, 04/29/2016                       200,000              222,500
     Century Master Investment
          4.750%, 09/19/2018                        400,000              401,352
     China CITIC Bank International MTN
          6.875%, 06/24/2020                        400,000              432,421
     China Mengniu Dairy
          3.500%, 11/27/2018                        200,000              198,657
     China Resources Power East Foundation
          Callable 05/09/2016 @ $100
          7.250%, 05/09/2049 (A)                    450,000              468,151
     China SCE Property Holdings
          Callable 02/03/2014 @ $105
          10.500%, 01/14/2016          CNY        1,000,000              173,019
     China Shanshui Cement
          Callable 04/27/2015 @ $105
          10.500%, 04/27/2017                       100,000              108,750
          Callable 05/25/2014 @ $104
          8.500%, 05/25/2016                        200,000              208,500


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)      VALUE
CHINA -- CONTINUED
     China State Construction Finance Cayman I
          3.125%, 04/02/2018                            500,000        $ 476,145
     China Taiping New Horizon
          6.000%, 10/18/2023                            200,000          203,762
     Country Garden Holdings
          Callable 02/23/2015 @ $106
          11.125%, 02/23/2018                           250,000          277,500
     ENN Energy Holdings
          6.000%, 05/13/2021                            400,000          427,190
     Far East Horizon MTN
          5.450%, 12/11/2016               CNY        1,000,000          165,085
          4.500%, 03/22/2016               CNY        2,000,000          323,809
     Fufeng Group
          Callable 04/13/2014 @ $104
          7.625%, 04/13/2016                            200,000          207,000
     Future Land Development Holdings
          9.750%, 04/23/2016               CNY        1,000,000          165,056
     Greenland Hong Kong Holdings
          4.750%, 10/18/2016                            500,000          497,584
     Hero Asia Investment
          Callable 12/07/2015 @ $100
          5.250%, 12/07/2049 (A)                        650,000          662,995
     Kaisa Group Holdings
          6.875%, 04/22/2016               CNY        1,800,000          297,353
     Longfor Properties MTN
          Callable 10/18/2016 @ $103
          6.875%, 10/18/2019                            200,000          208,000
     Lonking Holdings
          Callable 06/03/2014 @ $104
          8.500%, 06/03/2016                            100,000          104,250
     Panda Funding Investment
          3.950%, 12/17/2016               CNY        2,000,000          330,015
     Poly Real Estate Finance
          4.500%, 08/06/2018                            300,000          296,014
     Prosperous Ray
          4.625%, 11/12/2023                            400,000          387,536
     Shandong International Hong Kong MTN
          5.800%, 12/07/2015               CNY        2,000,000          335,807
     Shenzhen International Holdings
          4.375%, 04/20/2017                            200,000          206,638


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                     FACE AMOUNT(1)      VALUE
CHINA -- CONTINUED
     Sinochem Global Capital
          Callable 11/02/2018 @ $100
          5.000%, 11/29/2049 (A)                         400,000       $ 376,000
     Sino-Ocean Land Perpetual Finance
          Callable 05/13/2016 @ $100
          10.250%, 12/29/2049 (A)                        400,000         428,000
     Sound Global
          Callable 08/10/2015 @ $106
          11.875%, 08/10/2017                            200,000         215,904
     Texhong Textile Group
          Callable 01/18/2017 @ $103
          6.500%, 01/18/2019                             200,000         204,500
     Value Success International
          4.750%, 11/04/2018           CNY             2,500,000         418,544
     Wanda Properties Overseas
          4.875%, 11/21/2018                             500,000         493,972
     West China Cement
          Callable 01/25/2015 @ $102
          7.500%, 01/25/2016                             200,000         206,000
     Xinyuan Real Estate
          Callable 06/06/2017 @ $107
          13.000%, 06/06/2019                            200,000         202,996
     Yingde Gases Investment
          Callable 04/22/2016 @ $104
          8.125%, 04/22/2018                             300,000         312,000
     Yuexiu Property
          4.500%, 01/24/2023                             200,000         174,000
     Yuzhou Properties
          Callable 10/25/2015 @ $106
          11.750%, 10/25/2017                            200,000         226,500
                                                                      ----------
                                                                      11,456,864
                                                                      ----------
HONG KONG -- 14.6%
     Bao-trans Enterprises
          3.750%, 12/12/2018                             300,000         295,551
     China Power International Development
          3.200%, 12/23/2015           CNY             1,000,000         163,020
     CITIC Pacific
          Callable 11/22/2018 @ $100
          8.625%, 05/29/2049 (A)                         200,000         195,000
     Eastern Air Overseas Hong Kong
          3.875%, 06/05/2016           CNY             1,500,000         248,250


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                      FACE AMOUNT(1)     VALUE
HONG KONG -- CONTINUED
     Henson Finance
          5.500%, 09/17/2019                              300,000      $ 316,543
     Hutchison Whampoa International
          5.750%, 09/11/2019                              100,000        113,128
     Hutchison Whampoa International
          Callable 05/07/2017 @ $100
          6.000%, 05/29/2049 (A)                          250,000        265,937
     Industrial & Commercial Bank of China Asia MTN
          5.125%, 11/30/2020                              200,000        209,212
     Lai Fung Holdings
          6.875%, 04/25/2018                    CNY     2,000,000        324,011
     RKI Finance MTN
          6.000%, 12/03/2016                    CNY     2,000,000        331,276
     Wing Hang Bank MTN
          Callable 04/20/2017 @ $100
          6.000%, 04/29/2049 (A)                          400,000        406,000
                                                                       ---------
                                                                       2,867,928
                                                                       ---------
INDIA -- 0.5%
     Vedanta Resources
          6.000%, 01/31/2019                              100,000         96,750
                                                                       ---------

INDONESIA -- 4.7%
     Berau Coal Energy
          Callable 03/13/2015 @ $104
          7.250%, 03/13/2017                              200,000        197,500
     Gajah Tunggal
          Callable 02/06/2016 @ $104
          7.750%, 02/06/2018                              350,000        343,000
     Star Energy Geothermal Wayang Windu
          Callable 03/28/2017 @ $103
          6.125%, 03/27/2020                              200,000        185,500
     Theta Capital
          Callable 11/14/2016 @ $103
          6.125%, 11/14/2020                              200,000        184,970
                                                                         -------
                                                                         910,970
                                                                         -------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                FACE AMOUNT/(1)
                                                    SHARES               VALUE
NETHERLANDS -- 1.9%
     Hyva Global BV
          Callable 03/24/2014 @ $104
          8.625%, 03/24/2016                       200,000             $ 201,500
     Indo Energy Finance II BV
          Callable 01/24/2018 @ $103
          6.375%, 01/24/2023                       200,000               164,500
                                                                         -------
                                                                         366,000
                                                                         -------
RUSSIA -- 2.5%
     Russian Agricultural Bank Via RSHB
       Capital MTN
          3.600%, 02/04/2016           CNY       2,000,000               328,883
     VTB Bank Via VTB Capital
          4.500%, 10/30/2015           CNY       1,000,000               168,486
                                                                         -------
                                                                         497,369
                                                                         -------
SINGAPORE -- 3.1%
     Alam Synergy
          Callable 03/27/2017 @ $103
          6.950%, 03/27/2020                       200,000               177,000
     BOC Aviation MTN
          4.500%, 11/20/2018           CNY       2,000,000               334,990
     UOB Cayman I
          Callable 03/15/2016 @ $100
          5.796%, 12/29/2049 (A)                   100,000               102,875
                                                                         -------
                                                                         614,865
                                                                         -------
UNITED ARAB EMIRATES -- 1.0%
     MAF Global Securities
          Callable 10/29/2018 @ $100
          7.125%, 10/29/2049 (A)                   200,000               202,588
                                                                      ----------
TOTAL CORPORATE OBLIGATIONS
  (Cost $17,413,822)                                                  17,348,504
                                                                      ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 3.0%
--------------------------------------------------------------------------------
SEI Daily Income Trust Money Market Fund,
  Cl A, 0.050%
  (Cost $595,041)                                  595,041               595,041
                                                                    ------------
TOTAL INVESTMENTS -- 91.4%
  (Cost $18,008,863)                                                $ 17,943,545
                                                                    ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

A summary of outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

                                                                    Unrealized
                                                                   Appreciation
Settlement Date     Currency to Deliver     Currency to Receive   (Depreciation)
--------------------------------------------------------------------------------
1/3/14-1/6/14         CNY 52,135,949          USD   8,580,000      $ (30,398)
1/3/14-2/7/14         USD 22,853,558          CNY 139,072,732         98,602
                                                                   ---------
                                                                   $  68,204
                                                                   =========


A summary of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:


                                                                     Unrealized
Counterparty        Currency to Deliver     Currency to Receive     Appreciation
--------------------------------------------------------------------------------
Credit Suisse            (31,463,956)              31,532,160      $  68,204
                                                                   =========


CNY China Yuan Renminbi
USD U.S. Dollar

Percentages are based on Net Assets of $19,619,878.

(1) In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on December 31, 2013.
(B) Rate shown is the 7-day effective yield as of December 31, 2013.


Cl -- Class
MTN -- Medium Term Note

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments carried at value:

Investments in Securities            Level 1      Level 2         Level 3         Total
--------------------------------------------------------------------------------------------
Corporate Obligations               $     --    $17,348,504       $    --       $ 17,348,504
Short-Term Investment                595,041             --            --            595,041
                                    --------    -----------       -------       ------------
Total Investments in Securities     $595,041    $17,348,504       $    --       $ 17,943,545
                                    ========    ===========       =======       ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

Other Financial Instrumants               Level 1      Level 2         Level 3         Total
---------------------------------------------------------------------------------------------
Forward Contracts -- Appreciation*       $     --      $98,602         $    --       $98,602
Forward Contracts -- Depreciation*             --      (30,398)             --       (30,398)
                                         --------      --------        -------       --------
Total Other Financial Instruments        $     --      $68,204         $    --       $68,204
                                         ========      =======         =======       ========


* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended December 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               DECEMBER 31, 2013
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

Assets:
  Investments, at Value (Cost $18,008,863)                         $ 17,943,545
  Foreign Currency, at Value (Cost $68,733)                              68,940
  Receivable for Capital Shares Sold                                  1,366,895
  Income Receivable.                                                    211,049
  Unrealized Gain on Forward Foreign Currency Contracts                  98,602
  Receivable due from Adviser                                            25,953
  Prepaid Expenses                                                       21,819
                                                                   ------------
  Total Assets                                                       19,736,803
                                                                   ------------
Liabilities:
  Audit Fees Payable                                                     24,730
  Legal Fees Payable                                                     12,165
  Payable due to Administrator                                           11,890
  Payable due to Trustees                                                 4,155
  Chief Compliance Officer Fees Payable                                   2,362
  Payable for Capital Shares Redeemed                                       182
  Distribution Fees Payable (Class A Shares)                                 24
  Unrealized Loss on Forward Foreign Currency Contracts                  30,398
  Other Accrued Expenses                                                 31,019
                                                                   ------------
Total Liabilities                                                       116,925
                                                                   ------------
Net Assets                                                         $ 19,619,878
                                                                   ============
Net Assets Consist of:
  Paid-in Capital                                                  $ 19,612,682
  Undistributed Net Investment Income                                    25,767
  Accumulated Net Realized Loss on Investments                          (21,894)
  Net Unrealized Depreciation on Investments                            (65,318)
  Net Unrealized Appreciation on  Foreign Currency Transactions          68,641
                                                                   ------------
                                                                   $ 19,619,878
                                                                   ============
Net Asset Value Price Per Share
  Institutional Class Shares ($19,129,520/1,901,220 shares)        $      10.06
                                                                   ============
Net Asset Value Price Per Share
  Class A Shares ($490,358/48,735 shares)                          $      10.06
                                                                   ============
Maximum Offering Price per share - Class A ($10.06/95.75%)         $      10.51
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             HARVEST FUNDS
                                                            INTERMEDIATE BOND
                                                            FOR THE PERIOD ENDED
                                                            DECEMBER 31, 2013*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Investment Income:
  Dividend Income                                                   $    14,410
  Interest Income                                                       500,971
  Less: Foreign Taxes Withheld                                             (811)
                                                                    ------------
Total Investment Income                                                 514,570
                                                                    ------------
Expenses:
  Administration Fees                                                   106,371
  Investment Advisory Fees                                               73,361
  Trustees' Fees                                                         15,200
  Chief Compliance Officer Fees                                           9,240
  Distribution Fees (Class A Shares)                                         24
  Transfer Agent Fees                                                    75,949
  Offering Costs                                                         58,332
  Legal Fees                                                             31,667
  Audit Fees                                                             25,000
  Printing Fees                                                          16,000
  Custodian Fees                                                         10,111
  Registration Fees                                                       8,023
  Insurance and Other Expenses                                           14,987
                                                                    ------------
Total Expenses                                                          444,265
Less:
  Waiver of Investment Advisory Fees                                    (73,361)
  Reimbursement by Investment Adviser.                                 (284,817)
  Fees Paid Indirectly                                                       (1)
                                                                    ------------
Net Expenses                                                             86,086
                                                                    ------------
Net Investment Income                                                   428,484
                                                                    ------------
Net Realized Gain on Investments                                         26,229
Net Realized Gain on Futures Contracts                                   46,627
Net Realized Gain on Forward Contracts and
  Foreign Currency Transactions                                         258,240
Net Change in Unrealized Depreciation on
  Investments                                                           (65,318)
Net Change in Unrealized Appreciation on Forward
  Contracts and Foreign Currency Transactions and
  Translation of other Assets and Liabilities
  Denominated in Foreign Currencies                                      68,641
                                                                    ------------
Net Realized and Unrealized Gain on Investments,
  Futures Contracts, Forward Contracts
  and Foreign Currency Transactions                                     334,419
                                                                    ------------
Net Increase in Net Assets Resulting from Operations                $   762,903
                                                                    ============


* THE FUND COMMENCED OPERATIONS ON FEBRUARY 27, 2013.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Period Ended
                                                              December 31, 2013*

Operations:
  Net Investment Income                                            $    428,484
  Net Realized Gain on Investments, Futures
   Contracts, Forward Contracts
   and Foreign Currency Transactions                                    331,096
  Net Change in Unrealized Appreciation on
   Investments, Forward Contracts
   and Foreign Currency Transactions and
   Translation of other Assets and
   Liabilities Denominated in Foreign Currencies                          3,323
                                                                   -------------
  Net Increase in Net Assets Resulting from Operations                  762,903
                                                                   -------------
Dividends and Distributions:
  Net Investment Income
    Institutional Class                                                (687,470)
    Class A                                                              (8,648)
  Net Realized Gains
    Institutional Class                                                 (59,588)
    Class A                                                                  (1)
                                                                   -------------
  Total Dividends and Distributions                                    (755,707)
                                                                   -------------
Capital Share Transactions:(1)
Institutional Class Shares:
  Issued                                                             19,438,875
  Reinvestment of Distributions                                         211,455
  Redemption Fees - Note 2                                                    1
  Redeemed                                                             (535,171)
                                                                   -------------
Net Institutional Class Share Transactions                           19,115,160
                                                                   -------------
Class A Shares:
  Issued                                                                494,341
  Reinvestment of Distributions                                           8,646
  Redemption Fees - Note 2                                                   83
  Redeemed                                                               (5,548)
                                                                   -------------
  Net Class A Share Transactions                                        497,522
                                                                   -------------
Net Increase in Net Assets from Share Transactions                   19,612,682
                                                                   -------------
Total Increase in Net Assets                                         19,619,878
                                                                   -------------
Net Assets:
  Beginning of Period                                                        --
                                                                   -------------
  End of Period (including undistributed net
   investment income of $25,767)                                   $ 19,619,878
                                                                   =============


* THE FUND COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

(1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period


                                                                Period Ended
INSTITUTIONAL CLASS SHARES                                    December 31, 2013*

Net Asset Value, Beginning of Period                             $   10.00
                                                                 ---------
Income (Loss) from Operations:
     Net Investment Income(1)                                         0.37
     Net Realized and Unrealized Gain                                 0.23
                                                                 ---------
Total from Operations                                                 0.60
                                                                 ---------
Redemption Fees(2)                                               $    0.00
                                                                 ---------
Dividends and Distributions:
     Net Investment Income                                           (0.50)
     Net Realized Gain                                               (0.04)
                                                                 ---------
Total Dividends and Distributions                                    (0.54)
                                                                 ---------
Net Asset Value, End of Period                                   $   10.06
                                                                 =========
Total Return+                                                         6.09%
                                                                 =========
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)                              $  19,130
Ratio of Expenses to Average Net Assets(3)                            0.88%**
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Fees Paid Indirectly)                        4.54%**
Ratio of Net Investment Income to Average
  Net Assets                                                          4.38%**
Portfolio Turnover Rate                                                372%***


+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

* COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

** ANNUALIZED.

*** PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1) CALCULATED USING AVERAGE SHARES.

(2) AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.88%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period




                                                                PERIOD ENDED
CLASS A SHARES                                                DECEMBER 31, 2013*

Net Asset Value, Beginning of Period                               $ 10.00
                                                                   -------
Income (Loss) from Operations:
     Net Investment Income(1)                                         0.39
     Net Realized and Unrealized Gain                                 0.14
                                                                   -------
Total from Operations                                                 0.53
                                                                   -------
Redemption Fees                                                    $  0.07
                                                                   -------
Dividends and Distributions:
     Net Investment Income                                           (0.50)
     Net Realized Gain                                               (0.04)
                                                                   -------
Total Dividends and Distributions                                    (0.54)
                                                                   -------
Net Asset Value, End of Period                                     $ 10.06
                                                                   =======
Total Return+                                                         6.09%
                                                                   =======
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)                                $   490
Ratio of Expenses to Average Net Assets(2)                            1.13%**
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Fees Paid Indirectly)                                   4.79%**
Ratio of Net Investment Income to Average Net Assets                  4.13%**
Portfolio Turnover Rate                                                372%***


+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

* COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

** ANNUALIZED.

*** PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

(1) CALCULATED USING AVERAGE SHARES.

(2) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares: Institutional Shares and Class A Shares. The investment objective of the Fund is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for the securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of December 31, 2013, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc. ); and

     o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, reference the Schedule of Investments.

For the period ended December 31, 2013, there have been no significant changes to the Fund's fair value methodologies.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments, which is also indicative of activity during the period.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/ or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The following table presents by derivative type the Fund's OTC derivative assets net of the related collateral posted for the benefit of the Fund at December 31, 2013:


                                                                                              Collateral
                                                                               Net Amount      Pledged       Net Exposure
                                                   Value of     Value of      Due (to)/from   (Received)    After Collateral
Portfolio            Derivative Type                 Asset     Liability      Counterparty     by Fund     (not less than $0)
------------------------------------------------------------------------------------------------------------------------------------
Harvest Funds        Forward Foreign Currency
Intermediate Bond    Exchange Contracts            $ 98,602    $ (30,398)      $ 68,204         $ --          $ 68,204


For the year ended December 31, 2013, the average balances of forward foreign currency exchange contracts were as follows:

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
          Average Monthly Notional Contracts Purchased      $ 10,690,990
          Average Monthly Notional Contracts Sold           $  2,155,005


FUTURES CONTRACTS -- To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

For the year ended December 31, 2013, the average balances of futures contracts were as follows:

     FUTURES CONTRACTS:
     Average Monthly Notional Value of Contracts Sold Short      $1,676,596

The fair value of derivative instruments in the Harvest Funds Intermediate Bond as of December 31, 2013 was as follows:

                                 Asset Derivatives                                       Liability Derivatives
                        Year ended December 31, 2013 (000)                         Year ended December 31, 2013 (000)
                        Statement of Assets and Liabilities                        Statement of Assets and Liabilities
                        ------------------------------------------------------------------------------------------------------------
                        Location                                Fair Value      Location                                Fair Value
------------------------------------------------------------------------------------------------------------------------------------
Harvest Funds Intermediate Bond

Interest rate contracts   Net Assets -- Unrealized appreciation                 Net Assets -- Unrealized depreciation
                          on futures contracts                   $    --        on futures contracts                      $   --

Forward Foreign           Unrealized appreciation on forward                    Unrealized depreciation on forward
exchange contracts        foreign currency contracts              98,602        foreign currency contracts                 30,398
                                                                 -------                                                  -------
Total derivatives not accounted for as hedging instruments       $98,602                                                  $30,398
                                                                 =======                                                  =======


The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2013 is as follows:

     Amount of realized Gain or (Loss) on Derivatives Recognized:

                                                                       Forward Foreign
Derivatives Not Accounted for as Hedging Instruments     Futures      Currency Contracts       Total
------------------------------------------------------------------------------------------------------------------------------------
Harvest Funds Intermediate Bond

  Forward Foreign exchange contracts                   $   45,347        $ 241,739          $   287,086
  Interest rate contracts                                   1,280               --                1,280
                                                       ----------        ---------          -----------
     Total                                             $   46,627        $ 241,739          $   288,366
                                                       ==========        =========          ===========


Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized:

                                                                       Forward Foreign
Derivatives Not Accounted for as Hedging Instruments     Futures      Currency Contracts        Total
------------------------------------------------------------------------------------------------------------------------------------
Harvest Funds Intermediate Bond

  Forward Foreign exchange contracts                      $   --           $ 68,204           $   68,204
  Interest rate contracts                                     --                 --                   --
                                                          ------           --------           ----------
    Total                                                 $   --           $ 68,204           $   68,204
                                                          ======           ========           ==========


THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, the Fund did not incur any interest or penalties.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

DEFERRED OFFERING COSTS -- Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of December 31, 2013, $2,539 of deferred offering costs remain to be amortized.

REDEMPTION FEES -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the period ended December 31, 2013, the Fund retained redemption fees of $1 and $83 for Institutional Class Shares and Class A Shares, respectively.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services at an annual rate of 0.11% on the first $500 million, 0.10% on the next $500 million, and 0.09% of any amount above $1 billion of the Fund's average daily net assets. There is a minimum annual rate of $110,000 for the Fund, plus $15,000 for each additional class of shares.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund's Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, receive 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Citibank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep the Institutional Shares' total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2014.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund. As of December 31, 2013, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $358,178. During the period ended December 31, 2013, there has been no recoupment of previously waived and reimbursed fees.

6. SHARE TRANSACTIONS


                                                   PERIOD ENDED
                                                DECEMBER 31, 2013*
Share Transactions:
  Institutional Class
     Issued                                          1,932,670
     Reinvested                                         20,979
     Redeemed                                          (52,429)
                                                     ---------
Net Share Transactions                               1,901,220
                                                     =========
  Class A
     Issued                                             48,418
     Reinvested                                            860
     Redeemed                                             (543)
                                                     ---------
Net Share Transactions                                  48,735
                                                     =========


* COMMENCED OPERATIONS ON FEBRUARY 27, 2013.


7.  INVESTMENT TRANSACTIONS:

For the period ended December 31, 2013, the Fund made purchases of $44,710,952 and sales of $30,066,975 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences, primarily attributed to foreign currency gains and losses, sale of passive foreign investment companies (PFIC), REIT adjustments and reclass of distributions, have been reclassified to/from the following accounts:

     Undistributed Net Investment Income      Accumulated Net Realized Loss
     ----------------------------------------------------------------------
                 $293,401                              $(293,401)


These reclassifications had no impact on the net assets or net asset value per share.

The tax character of dividends and distributions declared during the last fiscal year was as follows:

                    Ordinary Income      Long-Term Capital Gain          Total
                    ------------------------------------------------------------
     2013              $754,939                 $768                   $755,707


As of December 31, 2013, the components of Distributable Earnings on a tax basis were as follows:

     Undistributed Ordinary Income           $   93,972
     Post-October Losses                        (14,972)
     Unrealized Depreciation                     (3,600)
     Other Temporary Differences                (68,204)
                                             ----------
     Total Distributable Earnings            $    7,196
                                             ==========

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency) by the Fund at December 31, 2013 were as follows:

                         Aggregate Gross                Aggregate Gross
Federal Tax Cost     Unrealized Appreciation    Unrealized Depreciation      Net Unrealized Depreciation
------------------------------------------------------------------------------------------------------------------------------------
  $18,015,786             $140,623                     $(212,864)                     $(72,241)


9. CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund's portfolio consists mainly of Chinese fixed income securities.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

At December 31, 2013, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

10. OTHER:

As of December 31, 2013, 96% of Institutional Class Shares outstanding were held by three record shareholders and 56% of Class A Shares outstanding were held by four record shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and the Shareholders of
Harvest Funds Intermediate Bond:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Harvest Funds Intermediate Bond (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Fund") at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period February 27, 2013 (commencement of operations) through December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and broker, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 26, 2014

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o Hypothetical 5% return. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                    Beginning           Ending          Annualized       Expenses
                                  Account Value      Account Value       Expense        Paid During
                                     7/01/13           12/31/13          Ratios           Period*
--------------------------------------------------------------------------------------------------------
Actual Fund Return
  Institutional Class Shares       $1,000.00          $1,076.10            0.88%         $  4.60
  Class A Shares                    1,000.00           1,076.10            1.13%            5.91
Hypothetical 5% Return
  Institutional Class Shares       $1,000.00          $1,020.77            0.88%         $  4.48
  Class A Shares                    1,000.00           1,019.51            1.13%            5.75


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period.)

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
                            THE TRUST AND LENGTH OF
NAME, ADDRESS, AGE(1)       TIME SERVED(2)             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBERS(3,4)
------------------------------------------------------------------------------------------------------------------------------------
ROBERT NESHER               Chairman of the            SEI employee 1974 to present; currently performs various services on behalf
67 yrs. old                 Board of Trustees          of SEI Investments for which Mr. Nesher is compensated. President and
                            (Since 1991)               Director of SEI Structured Credit Fund, LP. President and Chief Executive
                                                       Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN            Trustee                    Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius
1701 Market Street          (Since 1991)               LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                 SIMC, the Administrator and the Distributor.
73 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS(4)
------------------------------------------------------------------------------------------------------------------------------------
JOHN K. DARR                Trustee                    Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992
69 yrs. old                 (Since 2008)               to 2007.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH T. GRAUSE, JR.       Trustee                    Self-employed consultant since January 2012. Director of Endowments
61 yrs. old                 (Since 2011)               and Foundations, Morningstar Investment Management, Morningstar, Inc.,
                                                       February 2010 to May 2011; Director of International Consulting and Chief
                                                       Executive Officer of Morningstar Associates Europe Limited, Morningstar,
                                                       Inc., May 2007 to February 2010; Country Manager -- Morningstar UK
                                                       Limited, Morningstar, Inc., June 2005 to May 2007.
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(3) Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

(4)  Board Members oversee 46 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-573-6994. The following chart lists Trustees and Officers as of December 31, 2013.
--------------------------------------------------------------------------------
                  Other Directorships Held by Board Member(5)
--------------------------------------------------------------------------------

Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments--Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------
Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds. Director of SEI Alpha Strategy Portfolios, LP since June
2007. Director of SEI Investments (Europe), Limited, SEI Investments--Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments
(Asia), Limited, SEI Asset Korea Co., Ltd, SEI Global Nominee Ltd. and SEI Investments - Unit Trust Management (UK) Limited. Director of the Distributor since 2003.
--------------------------------------------------------------------------------
Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds.
Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
--------------------------------------------------------------------------------
Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.
--------------------------------------------------------------------------------

(5) Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
                            THE TRUST AND LENGTH OF
NAME, ADDRESS, AGE(1)       TIME SERVED(2)             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS(3) (continued)
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A. JOHNSON         Trustee                    Retired. Private investor and self-employed consultant (strategic
71 yrs. old                 (Since 2005)               investments) since 1994.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L. KRIKORIAN          Trustee                    Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-
70 yrs. old                 (Since 2005)               Employed Legal and Financial Services Consultant since 2003.
------------------------------------------------------------------------------------------------------------------------------------
BRUCE R. SPECA              Trustee                    Global Head of Asset Allocation, Manulife Asset Management (subsidiary
57 yrs. old                 (Since 2011)               of Manulife Financial), June 2010 to May 2011; Executive Vice President
                                                       -- Investment Management Services, John Hancock Financial Services
                                                       (subsidiary of Manulife Financial), June 2003 to June 2010.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.     Trustee                    Retired since January 2012. Self-employed Consultant, Newfound
71 yrs. old                 Lead Independent Trustee   Consultants Inc. April 1997 to December 2011.
                            (Since 1999)
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL BEATTIE             President                  Director of Client Service at SEI from 2004 to 2011. Vice President at SEI
48 yrs. old                 (Since 2011)               from 2009 to November 2011.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL LAWSON              Treasurer, Controller and  Director, SEI Investments, Fund Accounting since July 2005.
53 yrs. old                 Chief Financial Officer
                            (Since 2005)
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Declaration of Trust.

(3)  Board Members oversee 46 funds in The Advisors' Inner Circle Fund.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Other Directorships Held by Board Member/Officer(4)
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.
--------------------------------------------------------------------------------
Current Directorships: Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds.
--------------------------------------------------------------------------------
Trustee of The Advisors' Inner Circle Fund II and Bishop Street Funds.
--------------------------------------------------------------------------------
Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Coveneant Funds; member of the independent review committee for SEI's Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------

(4) Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., "public companies") or other investment companies under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                            POSITION(S) HELD WITH
                            THE TRUST AND LENGTH OF
NAME, ADDRESS, AGE(1)       TIME SERVED(2)             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL EMERY               Chief Compliance Officer   Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha
51 yrs. old                 (Since 2006)               Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI
                                                       Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation
                                                       Trust, SEI Institutional International Trust, SEI Institutional Investments
                                                       Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt
                                                       Trust since March 2006.
------------------------------------------------------------------------------------------------------------------------------------
DIANNE M. DESCOTEAUX        Vice President             Counsel at SEI Investments since 2010. Associate at Morgan, Lewis &
36 yrs. old                 and Secretary              Bockius LLP from 2006 to 2010.
                            (Since 2011)
------------------------------------------------------------------------------------------------------------------------------------
EDWARD McCUSKER             Privacy Officer            SEI's Private Trust Company 2006-2008. SEI's Private Banking 2008-2010.
29 yrs. old                 (Since 2013)               AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments
                            AML Officer                2011-2013. AML and Privacy Officer 2013.
                            (Since 2013)
------------------------------------------------------------------------------------------------------------------------------------
JOHN MUNCH                  Vice President and         Attorney at SEI Investments Company since 2001.
42 yrs.old                  Assistant Secretary
                            (since 2012)
------------------------------------------------------------------------------------------------------------------------------------
LISA WHITTAKER              Vice President and         Attorney, SEI Investments Company (2012-present). Associate Counsel, The
35 yrs. old                 Assistant Secretary        Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath
                            (since 2013)               LLP (2006-2011).
------------------------------------------------------------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Other Directorships Held by Officer
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------
                                     None.
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For shareholders that do not have an December 31, 2013, tax year end, this notice is for informational purposes only. For shareholders with an December 31, 2013, tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2013, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                                                      Qualified
 Long Term       Ordinary                        Dividends Qualifying     Qualifying                     Qualified    Short-Term
Capital Gain      Income          Total        for Corporate Dividend      Dividend     U.S. Government   Interest     Capital
Distribution   Distributions   Distributions   Receivable Deduction (1)    Income (2)     Interest (3)     Income (4)   Gain (5)
------------------------------------------------------------------------------------------------------------------------------------
   0.10%         99.90%          100.00%              0.00%                 0.00%            0.00%          0.00%       100.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and it is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of The Advisors' Inner Circle Fund-Harvest Funds Intermediate Bond who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2013. Complete information will be computed and reported with your 2013 Form 1099-DIV.

                      [This Page Intentionally Left Blank]

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994

                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                               8 Connaught Place,
                               Central Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

         This information must be preceded or accompanied by a current prospectus for the Fund.

                                                                 HGI-AR-001-0100

ITEM 2.       CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year was as follows:

--------------------------------------------------------------------------------
                                               2013
--------------------------------------------------------------------------------
                    All fees and          All fees and          All other fees
                    services to           services to           and services
                    the Trust that        service               to service
                    were pre-approved     affiliates that       affiliates that
                                          were pre-approved     did not
                                                                require pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees              $23,500             $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                               2012
--------------------------------------------------------------------------------
                      All fees and          All fees and          All other fees
                      services to           services to           and services
                      the Trust that        service               to service
                      were pre-approved     affiliates that       affiliates that
                                            were pre-approved     did not require
                                                                  pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees              $0                  $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------


Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year was as follows:

--------------------------------------------------------------------------------
                                               2013
--------------------------------------------------------------------------------
                    All fees and          All fees and          All other fees
                    services to           services to           and services
                    the Trust that        service               to service
                    were pre-approved     affiliates that       affiliates that
                                          were pre-approved     did not
                                                                require pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees              $21,500             $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                               2012
--------------------------------------------------------------------------------
                      All fees and          All fees and          All other fees
                      services to           services to           and services
                      the Trust that        service               to service
                      were pre-approved     affiliates that       affiliates that
                                            were pre-approved     did not require
                                                                  pre-approval
--------------------------------------------------------------------------------
(a) Audit Fees           $21,500                $0                   $0
--------------------------------------------------------------------------------
(b) Audit-Related Fees      $0                  $0                   $0
--------------------------------------------------------------------------------
(c) Tax Fees                $0                  $0                   $0
--------------------------------------------------------------------------------
(d) All Other Fees          $0                  $0                   $0
--------------------------------------------------------------------------------



(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant 's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

--------------------------------------------------------------------------------
                                           2013               2012
--------------------------------------------------------------------------------
          Audit-Related Fees                0%                 0%
--------------------------------------------------------------------------------
          Tax Fees                          0%                 0%
--------------------------------------------------------------------------------
          All Other Fees                    0%                 0%
--------------------------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

--------------------------------------------------------------------------------
                                           2013               2012
--------------------------------------------------------------------------------
          Audit-Related Fees                0%                 0%
--------------------------------------------------------------------------------
          Tax Fees                          0%                 0%
--------------------------------------------------------------------------------
          All Other Fees                    0%                 0%
--------------------------------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year was $0.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President
Date:  March 7, 2014



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie, President
Date: March 7, 2014



By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson, Treasurer,
                                          Controller & CFO
Date:  March 7, 2014


* Print the name and title of each signing officer under his or her signature.